Subsequent Events	12 Months Ended
Mar. 31, 2026
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
4.	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events through the date the financial statements were issued. No subsequent events were identified.